Property, plant and equipment (Tables)	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment - Schedule of Property, Plant and Equipment

Property, plant and equipment, net consisted of the following:

	As at June 30,	As at December 31,
USD'000	2024 (unaudited)	2023
Machinery & equipment	13,309	13,275
Office equipment and furniture	2,321	2,321
Computer equipment and licenses	760	710
Total property, plant and equipment gross	16,390	16,306

Accumulated depreciation for:
Machinery & equipment	(10,476)	(10,241)
Office equipment and furniture	(2,300)	(2,279)
Computer equipment and licenses	(601)	(556)
Total accumulated depreciation	(13,377)	(13,076)
Total property, plant and equipment, net	3,013	3,230
Depreciation charge for the 6 months ended June 30,	301	273